SCHEDULE OF FUTURE AMORTIZATION EXPENSE (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 83,537
2023	78,390
2024	67,211
2025	64,489
Thereafter	1,916,595
Intangible assets, net	$ 2,210,222	$ 2,223,285